Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net - Summary of Crypto Intangible Assets and Other Digital Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Crypto Intangible Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 105	$ 103
Other Digital Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets	14,132	79,719
Less-Impairment charge for Other digital assets	(5,575)	(63,345)
Intangible assets, net	$ 8,557	$ 16,374